Financial Assets At Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss
18.	Financial assets at fair value through profit or loss

	December 31, 2024	December 31, 2025
	RMB’000	RMB’000
Unlisted securities
Debt securities (b)	4,927,679	12,458,331
Wealth management products	1,628,417	11,430,637
Mutual funds	3,903,003	2,900,488
Structured deposits	1,900,622	2,434,136
Private funds and other equity investments (a)	598,366	567,274
Trust plans	4,246,616	477,261
Other debt investments (a)	3,146,823	4,347,719

	20,351,526	34,615,846

Listed securities
Debt securities (b)	4,288	32,474
Mutual funds	—	18,253

	20,355,814	34,666,573

(a)
As of December 31, 2024 and 2025, financial assets at fair value through profit or loss with principal amounts of RMB7,381 million and RMB7,790 million were past due, with carrying amounts of RMB3,176 million and RMB3,601 million, respectively.

(b)
As of December 31, 2024 and 2025, the carrying amounts of debt securities pledged as collateral for financial assets sold under agreements to repurchase resulted from repurchase transactions entered into by the Group in the inter-bank market were RMB225 million and RMB1,030 million, respectively. The collaterals are restricted from trading during the period of the repurchase transactions.

As of December 31, 2024 and 2025, the carrying amount of debt securities pledged by the Group in the stock exchange collateral pool were RMB1,179 million and RMB1,139 million, respectively. The collaterals are restricted from trading during the period of the repurchase transactions.
For bond repurchase transactions through stock exchange, the Group is required to deposit certain exchange traded bonds and/or bonds transferred under pledged repurchase transactions with fair value of converted at a standard rate pursuant to the stock exchange’s regulation no less than the balance of related repurchase transactions into a collateral pool.